TRANSACTIONS WITH RELATED PARTIES (Detail Textuals 1) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure of transactions between related parties [line items]
Acquisition Value Of New Patent Rights Extending Protection Of Xr17	kr 10,550
Acquisition Period Of New Patent Rights Extending Protection Of Xr17	8 years
Ardenia Investment Ltd
Disclosure of transactions between related parties [line items]
Administrative Expenses Invoices Amount	kr 1,524	kr 1,373
Value Of Unpaid Invoice	kr 0	kr 721